Consolidated net (debt)/cash (Notes)	6 Months Ended
Jun. 30, 2019
Disclosure Of Consolidated Net Debt [Abstract]
Consolidated net debt
Consolidated net (debt)/cash

	Financing liabilities (b)			Other assets
	Borrowings excluding overdrafts(a)	Lease Liabilities	Debt-related derivatives (included in Other financial assets/liabilities)	Cash/ overdrafts(b)	Other Investments(c)	Net (debt)/cash
Period ended 30 June 2019	US$m	US$m	US$m	US$m	US$m	US$m
Analysis of changes in consolidated net debt
Opening balance	(12,707)	(44)	(288)	10,772	2,522	255
Adjustment for transition to new accounting standards(d)	—	(1,248)	—	—	—	(1,248)
Foreign exchange adjustment	5	(4)	(7)	(34)	—	(40)
Cash movements excluding exchange movements	(43)	136	—	(3,867)	29	(3,745)
Other non-cash movements(e)	(217)	(39)	162	(13)	30	(77)
Closing balance	(12,962)	(1,199)	(133)	6,858	2,581	(4,855)

(a)
Borrowings excluding overdrafts (including lease liabilities) of US$14,161 million at 30 June 2019 (31 December 2018: US$12,751 million) differ from total borrowings and other financial liabilities of US$15,324 million (31 December 2018: US$13,920 million) on the balance sheet as they exclude overdrafts of US$3 million (31 December 2018: US$1 million), other current financial liabilities of US$901 million (31 December 2018: US$761 million) and other non-current financial liabilities of US$259 million (31 December 2018: US$407 million).

(b)
The opening balance at 1 January 2019 included bank overdrafts of US$1 million which are classified as financial liabilities on the balance sheet. At 30 June 2019 there were US$3 million overdrafts. Other non-cash movements represents the elimination of cash movements during the period in respect of assets held for sale which are included in the cash flow statement.

(c)
Other investments comprise US$2,581 million (31 December 2018: US$2,522 million) of highly liquid financial assets held in managed investment funds classified as held at fair value through profit or loss.

(d)	The impact of transition to new accounting standards on 1 January 2019 is discussed on pages F-26 to F-30.

(e)	Other movements in lease liabilities include the net impact of additions, modifications and terminations during the period.